Average Annual Total Returns	12 Months Ended	31 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	20.27%	[1]
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	13.29%	[1]
T. Rowe Price Small-Mid Cap ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.73%	15.74%
Performance Inception Date		Jun. 14, 2023
T. Rowe Price Small-Mid Cap ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	15.60%
T. Rowe Price Small-Mid Cap ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.05%	12.29%

[1]	Return since 6/14/23.